Research And Development Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Research And Development [Line Items]
Research and development costs related to software development	$ 20.2	$ 23.7	$ 25.3